Statements of Net Assets Available for Benefits - EBP 014 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments, at fair value	$ 144,996,860	$ 135,399,080
Non-interest-bearing cash	1,906	1,197
Receivables:
Notes receivable from participants	1,412,026	1,794,909
Company contributions	311,854	329,280
Participant contributions	0	83,151
Total receivables	1,723,880	2,207,340
Total assets	146,722,646	137,607,617
Liabilities:
Excess contributions payable	159,863	140,929
Total liabilities	159,863	140,929
Net assets available for benefits	$ 146,562,783	$ 137,466,688